Revenue from Contracts with Customers - Unbilled Receivables (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Unbilled Revenues [Roll Forward]
Unbilled receivables at December 31, 2017	$ 37,304
Recognition of unbilled receivables	153,611
Revenues billed to customers	(146,883)
Unbilled receivables at December 31, 2018	$ 44,032